UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company UK, LLP

Address:  Jackson House
          18 Savile Row
          London, W1S 3PW England

13F File Number: 28-11645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:      Trafelet Services UK Limited, Managing Member
Name:    Remy Trafelet
Title:   Director
Phone:   (212) 201-7800

Signature, Place and Date of Signing:

/s/ Remy Trafelet               New York, New York              May 12, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $78,164
                                         (thousands)


List of Other Included Managers:

No.       Form 13F File Number         Name

1.        28-10829                     Trafelet & Company Advisors, LLC


                                                    FORM 13F INFORMATION TABLE


                                                      Trafelet & Company UK, LLP
                                                            March 31, 2006



COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7     COLUMN 8

                             TITLE                         VALUE    SHRS OR  SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP      (X$1000)  PRN AMT  PRN  CALL   DISCRETION     MGRS    SOLE  SHARED  NONE
--------------               --------          -----      --------  -------  ---  ----   ----------     ----    ----  ------  ----
ATWOOD OCEANICS INC          COM               50095108   27747     274700   SH          SHARED-DEFINED  1      0     186700  0
BLUEPHOENIX SOLUTIONS LTD    COM              M20157109    2849     569830   SH          SHARED-DEFINED  1      0     569830  0
CEMEX S A                    SPON ADR 5 ORD   151290889     979      15000   SH          SHARED-DEFINED  1      0      15000  0
CHESAPEAKE ENERGY CORP       COM              165167107    2042      65000   SH          SHARED-DEFINED  1      0      65000  0
COMPANHIA VALE DO RIO DOCE   SPONSORED ADR    204412209    1941      40000   SH          SHARED-DEFINED  1      0      40000  0
CYMER INC COM                COM              232572107    2726      60000   SH          SHARED-DEFINED  1      0      60000  0
DOMTAR INC                   COM              257561100    2139     300000   SH          SHARED-DEFINED  1      0     300000  0
EXXON MOBIL CORP             COM              30231G102    1522      25000   SH          SHARED-DEFINED  1      0      25000  0
KLA-TENCOR CORP              COM              482480100    3869      80000   SH          SHARED-DEFINED  1      0      80000  0
LAN AIRLINES S A             SPONSORED ADR    501723100    3135      80000   SH          SHARED-DEFINED  1      0      80000  0
MICRON TECHNOLOGY INC        COM              595112103    1472     100000   SH          SHARED-DEFINED  1      0     100000  0
NII HLDGS INC                CL B NEW         62913F201    2654      45000   SH          SHARED-DEFINED  1      0      45000  0
ORCKIT COMMUNICATIONS LTD    SHS NEW          M7531S206   13744     625288   SH          SHARED-DEFINED  1      0     625288  0
PFIZER INC                   COM              717081103    2990     120000   SH          SHARED-DEFINED  1      0     120000  0
PFIZER INC                   COM              717081103    6080     244000        CALL   SHARED-DEFINED  1      0     244000  0
TRUE RELIGION APPAREL INC    COM              89784N104    1293      70000   SH          SHARED-DEFINED  1      0      70000  0
URBAN OUTFITTERS INC         COM              917047102     982      40000   SH          SHARED-DEFINED  1      0      40000  0


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